General information - Schedule of purchase consideration for this acquisition on their relative fair values (Details) - Xbrane Biopharma - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 04, 2025
General Information About Financial Statements [Line Items]
In-process research and development	$ 28,200	$ 28,204
Property, plant and equipment		2,364
Right-of-use assets		5,870
Other assets		1,144
Lease liabilities		(5,870)
Other liabilities		(3,266)
Net assets acquired		$ 28,445